Deposits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of deposits from banks [abstract]
Federal funds purchased	$ 59	$ 55
Commercial paper	9,495	9,121
Covered bonds	25,465	25,045
Fair value of notes on contractual maturity	15,829	14,186
Notional amount of notes on contractual maturity	15,431	15,088
Increase (decrease) in non-interest revenue and trading revenue	(1,414)	1,038
Increase (decrease) other comprehensive income before tax	114	(28)
Unrealized loss due to change in credit spread	$ (141)	$ (255)